Capital Surplus and Retained Earnings - Details of Retained Earnings (Detail) - TWD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of reserves within equity [abstract]
Legal reserve	$ 28,680	$ 223,047	$ 331,863
Cash dividend	257,026	$ 1,792,553	$ 1,999,225
Cash distribution from capital surplus	$ 599,728
Cash dividend, distribution per share	$ 0.30	$ 2.09	$ 2.22
Cash distribution from capital surplus	$ 0.70